Investments - Investments in Debt and Equity Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cost
Equity	$ 262,564	$ 258,870
Debt	613,271	354,535
Other	11,431	6,356
Total	887,266	619,761
Gross Unrealized Gains
Equity	219,658	144,832
Debt	18,090	8,474
Other	0	0
Total	237,748	153,306
Gross Unrealized Losses
Equity	(8,127)	(5,990)
Debt	(641)	(874)
Other	0	0
Total	(8,768)	(6,864)
Fair Value
Equity	474,095	397,712
Debt	630,720	362,135
Other	11,431	6,356
Total	$ 1,116,246	$ 766,203